Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI Intl Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.9%
AGL Energy Ltd.	297,674	$2,053,349
Aurizon Holdings Ltd.	908,929	2,632,884
BHP Group PLC	810,305	24,508,087
BlueScope Steel Ltd.	235,509	3,933,088
Brambles Ltd.	706,941	5,679,197
Dexus	511,960	4,021,864
Evolution Mining Ltd.	771,210	2,758,189
Fortescue Metals Group Ltd.	802,102	13,996,397
Magellan Financial Group Ltd.	61,196	2,292,636
Medibank Pvt Ltd.	1,306,585	3,108,557
Mirvac Group	1,865,736	3,876,796
REA Group Ltd.	25,050	3,064,053
Rio Tinto Ltd.	175,517	16,425,290
Washington H Soul Pattinson & Co. Ltd.	51,438	1,202,727

		89,553,114

Belgium — 2.3%
Ageas SA/NV	82,634	5,009,550
Etablissements Franz Colruyt NV	25,695	1,525,858
Groupe Bruxelles Lambert SA	43,451	4,758,827
Proximus SADP	72,509	1,547,586
Sofina SA	7,324	2,787,818
UCB SA	59,467	5,516,445

		21,146,084

Canada — 11.6%
Atco Ltd., Class I, NVS	35,982	1,234,011
B2Gold Corp.	497,952	2,396,257
Canadian Apartment Properties REIT	39,800	1,767,739
CGI Inc.(a)	109,106	9,644,999
Constellation Software Inc.	9,537	13,984,783
Empire Co. Ltd., Class A, NVS	81,206	2,551,962
Hydro One Ltd.(b)	153,591	3,679,342
iA Financial Corp. Inc.	50,772	2,856,802
IGM Financial Inc.	38,420	1,370,403
Intact Financial Corp.	67,524	8,967,705
Kinross Gold Corp.	596,802	4,196,340
Kirkland Lake Gold Ltd.	123,613	4,589,015
Loblaw Companies Ltd.	83,927	4,656,168
Lundin Mining Corp.	313,011	3,778,421
Magna International Inc.	134,400	12,681,801
Open Text Corp.	128,745	6,057,357
RioCan REIT	74,201	1,267,847
Ritchie Bros Auctioneers Inc.	51,598	3,279,505
Thomson Reuters Corp.	82,085	7,605,974
WSP Global Inc.	53,334	5,533,262
Yamana Gold Inc.	453,337	2,074,693

		104,174,386

Denmark — 5.9%
Ambu A/S, Class B	77,502	4,348,287
AP Moller - Maersk A/S, Class A	1,498	3,528,186
AP Moller - Maersk A/S, Class B, NVS	2,904	7,225,155
Coloplast A/S, Class B	56,090	9,292,873
GN Store Nord A/S	60,672	5,484,164
Novo Nordisk A/S, Class B	217,482	15,949,466
Pandora A/S	46,960	5,336,320
ROCKWOOL International A/S, Class B	3,757	1,688,861

		52,853,312

Security	Shares	Value

Finland — 0.2%
Orion OYJ, Class B	50,593	$2,243,088

France — 5.1%
Atos SE(a)	46,517	3,170,559
BioMerieux	19,715	2,347,660
Bouygues SA	107,620	4,617,266
Carrefour SA	290,142	5,625,039
Cie. de Saint-Gobain(a)	244,648	15,461,627
CNP Assurances	80,664	1,414,310
Faurecia SE(a)	38,596	2,086,137
Faurecia SE, New(a)	17,489	942,975
Iliad SA	7,093	1,289,321
Ipsen SA	17,992	1,742,231
La Francaise des Jeux SAEM(b)	40,887	2,097,746
SCOR SE(a)	75,248	2,437,602
Ubisoft Entertainment SA(a)	42,996	3,232,840

		46,465,313

Germany — 2.6%
Brenntag SE	73,076	6,569,515
Deutsche Post AG, Registered	59,733	3,520,186
Evonik Industries AG	25,627	898,346
HelloFresh SE(a)	70,040	5,817,675
LANXESS AG	39,425	2,905,489
Rational AG	2,418	2,018,922
RWE AG	51,211	1,944,371

		23,674,504

Hong Kong — 3.9%
CK Asset Holdings Ltd.	1,221,000	7,663,821
CK Hutchison Holdings Ltd.	1,275,500	10,461,043
Hang Lung Properties Ltd.	962,000	2,625,827
Power Assets Holdings Ltd.	526,500	3,236,882
Sino Land Co. Ltd.	1,502,000	2,231,674
Swire Properties Ltd.	545,000	1,627,945
WH Group Ltd.(b)	4,521,500	3,952,823
Xinyi Glass Holdings Ltd.	872,000	3,093,094

		34,893,109

Italy — 0.5%
DiaSorin SpA	12,024	2,044,521
Telecom Italia SpA/Milano	3,972,396	2,182,013

		4,226,534

Japan — 20.1%
AGC Inc.	91,300	4,159,682
Alfresa Holdings Corp.	88,800	1,589,878
Amada Co. Ltd.	152,600	1,651,579
Azbil Corp.	59,100	2,389,845
Brother Industries Ltd.	105,500	2,230,552
Calbee Inc.	42,600	1,020,716
Capcom Co. Ltd.	84,400	2,741,137
Chiba Bank Ltd. (The)	247,200	1,542,385
Concordia Financial Group Ltd.	484,100	1,815,846
Cosmos Pharmaceutical Corp.	10,400	1,492,850
Dai Nippon Printing Co. Ltd.	116,100	2,305,961
Daito Trust Construction Co. Ltd.	31,000	3,295,549
FUJIFILM Holdings Corp.	170,100	11,028,761
Fujitsu Ltd.	92,800	14,776,854
Hino Motors Ltd.	136,100	1,139,303
Hitachi Ltd.	453,900	22,345,144
Inpex Corp.	480,600	3,280,066
Kajima Corp.	212,100	2,930,067

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kakaku.com Inc.	62,100	$1,687,361
Kurita Water Industries Ltd.	46,100	2,125,648
Medipal Holdings Corp.	86,200	1,583,547
Mitsubishi HC Capital Inc.	186,400	1,067,530
Nabtesco Corp.	53,100	2,387,690
NEC Corp.	124,400	7,238,315
NGK Spark Plug Co. Ltd.	73,900	1,233,188
NH Foods Ltd.	38,900	1,734,939
Nihon M&A Center Inc.	144,400	3,783,556
Nippon Telegraph & Telephone Corp.	607,800	15,319,418
Obayashi Corp.	307,200	2,802,053
ORIX Corp.	618,800	9,949,600
Ricoh Co. Ltd.	317,100	3,371,028
Rinnai Corp.	17,000	1,707,699
SCSK Corp.	23,800	1,380,468
Seiko Epson Corp.	133,500	2,269,274
Sekisui Chemical Co. Ltd.	169,500	2,949,444
Shimamura Co. Ltd.	10,400	1,029,486
Shimizu Corp.	261,600	2,142,006
Shinsei Bank Ltd.(a)	73,900	1,075,659
Shizuoka Bank Ltd. (The)	196,300	1,503,162
Sundrug Co. Ltd.	33,200	1,131,421
Suzuken Co. Ltd.	31,800	1,144,806
T&D Holdings Inc.	255,400	3,128,682
Taiheiyo Cement Corp.	53,100	1,330,597
Taisei Corp.	90,100	3,321,925
TIS Inc.	107,200	2,662,715
Toho Gas Co. Ltd.	35,500	1,971,410
Tohoku Electric Power Co. Inc.	196,200	1,728,563
Tokyo Gas Co. Ltd.	178,300	3,609,880
Toppan Printing Co. Ltd.	123,500	2,104,940
Tosoh Corp.	122,800	2,177,269
TOTO Ltd.	66,700	3,459,942
Toyo Suisan Kaisha Ltd.	43,400	1,768,876
Toyoda Gosei Co. Ltd.	30,500	745,025
Yamazaki Baking Co. Ltd.	55,900	885,256

		181,248,553

Netherlands — 9.7%
Aegon NV	847,372	3,943,576
Koninklijke Ahold Delhaize NV	519,694	14,007,351
Koninklijke Philips NV(a)	342,327	19,318,926
Koninklijke Vopak NV	33,637	1,542,753
NN Group NV	136,278	6,819,617
Randstad NV	56,318	4,073,159
Stellantis NV	1,005,107	16,726,314
STMicroelectronics NV	240,940	9,037,755
Wolters Kluwer NV	128,962	11,683,695

		87,153,146

New Zealand — 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	270,587	6,979,556

Singapore — 0.6%
Singapore Exchange Ltd.	395,400	3,105,780
Venture Corp. Ltd.	131,600	1,993,190

		5,098,970

Spain — 0.6%
Enagas SA	84,513	1,843,469
Red Electrica Corp. SA	211,117	3,882,028

		5,725,497

Security	Shares	Value

Sweden — 5.6%
Boliden AB	129,644	$5,056,511
Evolution AB(b)	60,062	11,876,376
Husqvarna AB, Class B	198,227	2,762,742
ICA Gruppen AB	44,537	2,054,156
Industrivarden AB, Class A	50,825	1,952,276
Industrivarden AB, Class C	75,811	2,739,892
Investor AB, Class B	105,405	8,961,435
Kinnevik AB, Class B	114,442	6,334,016
L E Lundbergforetagen AB, Class B	36,177	2,069,885
Securitas AB, Class B	95,145	1,625,367
Svenska Cellulosa AB SCA, Class B	285,230	5,009,213

		50,441,869

Switzerland — 7.3%
Adecco Group AG, Registered	73,018	4,950,861
Kuehne + Nagel International AG, Registered	25,524	7,639,989
Logitech International SA, Registered	77,644	8,717,445
Nestle SA, Registered	840	100,279
Roche Holding AG	70,939	23,147,247
SGS SA, Registered	2,632	7,791,678
Sonova Holding AG, Registered(a)	25,904	7,671,367
Swatch Group AG (The), Bearer	13,678	4,193,157
Swatch Group AG (The), Registered	25,126	1,508,304

		65,720,327

United Kingdom — 11.4%
3i Group PLC	129,976	2,307,066
Aviva PLC	1,861,236	10,315,633
Berkeley Group Holdings PLC	59,040	3,782,289
Direct Line Insurance Group PLC	643,795	2,541,287
Ferguson PLC	106,262	13,435,466
Fresnillo PLC	86,929	991,265
Hargreaves Lansdown PLC	141,004	3,356,931
Hikma Pharmaceuticals PLC	81,660	2,758,723
J Sainsbury PLC	839,372	2,762,438
Kingfisher PLC(a)	1,003,383	4,963,735
M&G PLC	1,226,344	3,689,613
Pearson PLC	355,022	4,079,831
Persimmon PLC	150,562	6,528,989
Rio Tinto PLC	297,892	25,060,253
RSA Insurance Group PLC	489,687	4,626,648
Sage Group PLC (The)	515,120	4,550,278
Taylor Wimpey PLC	1,615,770	4,017,859
Wm Morrison Supermarkets PLC	1,136,924	2,736,623

		102,504,927

Total Common Stocks — 98.1% (Cost: $735,113,489)		884,102,289

Preferred Stocks

Germany — 1.1%
Fuchs Petrolub SE, Preference Shares, NVS	32,422	1,730,572
Porsche Automobil Holding SE, Preference Shares, NVS	72,501	7,643,692

		9,374,264

Italy — 0.2%
Telecom Italia SpA/Milano, Preference Shares, NVS	2,864,896	1,682,995

Total Preferred Stocks — 1.3% (Cost: $8,318,411)		11,057,259

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	210,000	$210,000

Total Short-Term Investments — 0.0% (Cost: $210,000)		210,000

Total Investments in Securities — 99.4% (Cost: $743,641,900)		895,369,548

Other Assets, Less Liabilities — 0.6%		5,792,588

Net Assets — 100.0%		$901,162,136

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,227,527	$—	$(4,223,048	)(b)	$(4,900)	$421	$—	—	$10,109	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	228,000	—	(18,000	)(b)	—	—	210,000	210,000	136		—

					$(4,900)	$421	$210,000		$10,245		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	8	06/17/21	$1,079	$26,542
Euro STOXX 50 Index	41	06/18/21	1,942	31,794
FTSE 100 Index	15	06/18/21	1,437	30,072
TOPIX Index	7	06/10/21	1,218	(39,137)

				$49,271

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Multifactor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$884,102,289	$—	$—	$884,102,289
Preferred Stocks	11,057,259	—	—	11,057,259
Money Market Funds	210,000	—	—	210,000

	$895,369,548	$—	$—	$895,369,548

Derivative financial instruments(a)
Assets
Futures Contracts	$88,408	$—	$—	$88,408
Liabilities
Futures Contracts	(39,137)	—	—	(39,137)

	$49,271	$—	$—	$49,271

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

4